May 01, 2016

J.P. MORGAN SPECIALTY FUNDS

Security Capital U.S. Core Real Estate Securities Fund

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated February 15, 2017

to the Prospectuses dated May 1, 2016, as supplemented

Effective immediately, the Security Capital U.S. Core Real Estate Securities Fund (the “Fund”) will operate as a diversified investment company and all references to the Fund being a “non-diversified” fund in the Fund’s prospectuses are deleted including:

•
the sentence “The Fund is non-diversified.” under “What are the Fund’s main investment strategies?” in the Risk/Return Summary and under the “Additional Information About The Fund’s Investment Strategies” in the “More About the Fund” section; and

•	“Non-Diversified Risk” under “The Fund’s Main Investment Risks” in the Risk/Return Summary and under the “Main Risks” in the “More About the Fund” section.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

PROSPECTUSES FOR FUTURE REFERENCE